PRINCIPAL BUSINESS ACTIVITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	6 Months Ended		12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Oct. 31, 2011	Oct. 31, 2010
Class of Warrant or Right, Outstanding	136,941,303		101,000,000
Total	219,884,434	164,000,238	226,819,663	133,965,228
Class Of Warrant Or Right Owned By Entity			$ 25,600,000	$ 15,800,000
Finite-Lived Intangible Asset, Useful Life			20 years
Warrant Liability [Member]
Class of Warrant or Right, Outstanding	137,000,000		6,800,000
Total	45,000,000		49,400,000
Class Of Warrant Or Right Owned By Entity	$ 96,000,000		$ 101,000,000
Equity Warrants [Member]
Class of Warrant or Right, Outstanding			36,800,000